Share-based payment plans - Warrant plans for certain consultants considered equivalent to employees (Details)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	10 years
Vesting scenario 1 | Warrants | Consultants considered equivalent to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	2 years
Vesting scenario 2 | Warrants | Consultants considered equivalent to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	3 years
Vesting scenario 3 | Warrants | Consultants considered equivalent to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	4 years